Income Tax (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of income tax provision (benefit)
	Year Ended December 31, 2019	Year Ended December 31, 2018
Federal
Current	$688,516	$77,020
Deferred	—	—

State
Current	—	857
Deferred	—	—
Change in valuation allowance	—	—
Income tax provision	$688,516	$77,877

Schedule of reconciliation of the federal income effective tax rate

	December 31,	December 31,
	2019	2018

Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	0.0%	0.2%
True-ups	(0.1)%	0.0%
Meals and entertainment	0.1%	0.1%
Business combination expenses	180.8%	0.0%
Income tax provision	201.8%	21.3%